SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 228.4%
	COMMUNICATIONS — 14.0%
4,516	Stamps.com, Inc.*,1	$1,489,332
	CONSUMER DISCRETIONARY — 6.7%
49,481	Select Interior Concepts, Inc. - Class A*,1	713,516
	FINANCIALS — 162.6%
23,014	1st Constitution Bancorp[1]	544,741
10,938	Athene Holding Ltd. - Class A*,1,2	753,300
323	Atlantic Capital Bancshares, Inc.*	8,556
30,804	Bank of Commerce Holdings[1]	467,297
90,606	Cadence BanCorp - Class A1	1,989,708
10,735	Century Bancorp, Inc. - Class A1	1,237,101
19,000	CIT Group, Inc.[1]	987,050
114,720	Community Bankers Trust Corp.[1]	1,304,366
10,506	First Midwest Bancorp, Inc.	199,719
45,000	Flagstar Bancorp, Inc.[1]	2,285,100
6,166	Howard Bancorp, Inc.*	125,046
63,096	Investors Bancorp, Inc.[1]	953,381
673	Macquarie Infrastructure Holdings, LLC.	27,297
52,825	Meridian Bancorp, Inc.[1]	1,096,647
94,399	Pacific Mercantile Bancorp - Class B*,1	869,415
4,301	Reliant Bancorp, Inc.	135,869
102,258	Select Bancorp, Inc.*,1	1,763,951
6,842	Severn Bancorp, Inc.	85,662
97,664	Sterling Bancorp[1]	2,437,693
		17,271,899
	HEALTH CARE — 9.6%
9,446	Magellan Health, Inc.*,1	893,119
1,108	Misonix, Inc.*	28,032
1,402	Soliton, Inc.*	28,545
4,000	Trillium Therapeutics, Inc.*,2	70,240
		1,019,936
	INDUSTRIALS — 23.7%
14,890	CAI International, Inc.[1]	832,500
77,500	Covanta Holding Corp.[1]	1,559,300
2,672	Echo Global Logistics, Inc.*	127,481
		2,519,281
	MATERIALS — 0.5%
382	Ferro Corp.*	7,770
777	Lydall, Inc.*	48,244
		56,014

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 0.2%
1,564	Retail Properties of America, Inc. - Class A - REIT	$20,144
	TECHNOLOGY — 11.0%
6,718	Cornerstone OnDemand, Inc.*	384,673
19,071	Medallia, Inc.*	645,935
1,407	Nuance Communications, Inc.*,1	77,441
204	QAD, Inc.	17,779
527	QAD, Inc. - Class A	46,054
		1,171,882
	UTILITIES — 0.1%
100	PNM Resources, Inc.	4,948
	TOTAL COMMON STOCKS
	(Cost $23,259,998)	24,266,952

Principal Amount
	SHORT-TERM INVESTMENTS — 5.9%
$624,989	UMB Money Market Fiduciary, 0.01%[3]	624,989
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $624,989)	624,989
	TOTAL INVESTMENTS — 234.3%
	(Cost $23,884,987)	24,891,941
	Liabilities in Excess of Other Assets — (134.3)%	(14,270,102)
	TOTAL NET ASSETS — 100.0%	$10,621,839

Number of Shares
	SECURITIES SOLD SHORT — (150.9)%
	COMMON STOCKS — (150.9)%
	FINANCIALS — (150.6)%
(12,568)	Apollo Global Management, Inc. - Class A	(774,063)
(47,199)	Banc of California, Inc.	(872,709)
(63,423)	BancorpSouth Bank	(1,888,737)
(18,739)	Citizens Financial Group, Inc.	(880,358)
(12,321)	Columbia Banking System, Inc.	(468,075)
(41,721)	First Bancorp/Southern Pines NC	(1,794,420)
(1,178)	First Citizens BancShares, Inc. - Class A	(993,254)
(11,100)	FNB Corp.	(128,982)
(14,526)	Independent Bank Corp.	(1,106,155)
(31,247)	Lakeland Bancorp, Inc.	(550,885)

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(180,680)	New York Community Bancorp, Inc.	$(2,325,352)
(11,909	Old National Bancorp	(201,857)
(4,249)	Shore Bancshares, Inc.	(75,335)
(116)	South State Corp.	(8,662)
(36,400)	United Bankshares, Inc.	(1,324,232)
(4,233)	United Community Banks, Inc.	(138,927)
(45,218)	Webster Financial Corp.	(2,462,572)
		(15,994,575)
	HEALTH CARE — (0.1)%
(1,167)	Bioventus, Inc. - Class A*	(16,525)
	REAL ESTATE — (0.2)%
(974)	Kite Realty Group Trust - REIT	(19,831)
	TOTAL COMMON STOCKS
	(Proceeds $15,344,145)	(16,030,931)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $15,344,145)	$(16,030,931)

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $21,757,456, which represents 204.8% of total net assets of the Fund.

[2]	Foreign security denominated in U.S. Dollars.

[3]	The rate is the annualized seven-day yield at period end.